Troubled Debt Restructuring (Details) - USD ($)						3 Months Ended	9 Months Ended
	Nov. 15, 2024	Oct. 31, 2024	Sep. 25, 2024	Jun. 18, 2024	Oct. 21, 2021	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Troubled Debt Restructuring [Line Items]
Waive outstanding net rate			25.00%
Gain on troubled debt						$ 124,299	$ 476,746
Reverse stock split				52,966,102	1-for-100		Basic EPS was increased by $1.12 ($0.06 prior to Second Reverse Stock Split and $0.0006 prior to First Reverse Stock Split) and $6.78 ($0.34 prior to Second Reverse Stock Split and $0.0034 prior to First Reverse Stock Split) as a result of these gains.
Accounts Payable [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt						106,819	$ 343,267
Blacksoil Capital Private Limited [Member]
Troubled Debt Restructuring [Line Items]
Waive outstanding net rate	25.00%		25.00%
Fixed coupon interest rate		10.00%
Mercury Car Rentals Limited [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt							31,951
Jain and Sons Services Limited [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt						17,883	17,883
Lender [Member]
Troubled Debt Restructuring [Line Items]
Penal interest							31,951
7.7% Debenture [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt							$ 83,645